Income Tax (Benefits) Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current and Deferred Components of Income Taxes

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive (loss) income are as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax expenses	—	15,519	26,247
Deferred tax benefit	(2,247)	(801)	(2,186)
Income tax (benefits) expenses	(2,247)	14,718	24,061

Reconciliation between Income Tax Expenses Computed by Applying PRC Enterprise Tax Rate Before Income Taxes and Actual Provision
12.	INCOME TAX (BENEFITS) EXPENSES (Continued)

Reconciliation between the income tax expenses computed by applying the PRC enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Income from operations in the PRC	13,546	106,868	93,910
Income (loss) from overseas entities	466	1,090	(4,499)
Income before income tax	14,012	107,958	89,411

Tax expense at PRC enterprise income tax rate of 25%	3,503	26,990	22,353
Income tax on tax holiday(1)	(1,414)	(10,989)	(9,632)
Tax effect of permanence differences(2)	(1,187)	(2,640)	(7,871)
Effect of income tax rate change(3)	3,179	—	—
Change in valuation allowance(4)	(7,756)	760	602
Effect of share-based compensation	1,587	873	17,492
Effect of income tax in jurisdictions other than the PRC	(159)	(276)	1,117
Income tax (benefits) expenses	(2,247)	14,718	24,061

(1)

The income tax reversals resulting from the preferential income tax rates that Foshan Viomi was entitled to as an HNTE is included in the “Income tax on tax holidays” in the table above. The favorable 15% tax rate will be eligible for three years starting from 2016.

(2)	The permanent book-tax differences mainly consisted of R&D super deductions.
(3)	Effect of income tax rate change represents the effect due to the change in the applicable tax rate in calculating deferred income tax as a result of Foshan Viomi’s qualification of HNTE in 2016.
(4)

As of December 31, 2015, the Group provided full valuation allowance for the deferred tax assets as it has incurred net accumulated operating losses for income tax purposes since its inception. The Group believed that it is more likely than not that these net accumulated operating losses and other deferred tax assets will not be utilized in the near future. For the years ended December 31, 2016, 2017 and 2018, Foshan Viomi reported taxable profit and the Group believes that it is more likely than not that the deferred tax assets of Foshan Viomi will be utilized in the future. Therefore, valuation allowances related to deferred tax assets of Foshan Viomi have been released in 2016. Valuation allowance for the years ended December 31, 2017 and 2018 are related to the deferred tax assets of certain group entities which reported loss. The Group believed that it is more likely than not that these the deferred tax assets of these entities will not be utilized. Therefore, valuation allowance has been provided.

Per Share Effect of Tax Holidays

The per share effect of the tax holidays are as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net income per share effect – basic	0.12	0.53	0.22
Net income per share effect – diluted	0.12	0.41	0.20

Significant Components of Deferred Tax Assets

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Inventory write downs	541	421
Accrued expenses and others	2,485	4,616
Deferred income	22	191
Net operating loss carry forwards	952	1,560
Total deferred tax assets	4,000	6,788
Less: valuation allowance	(952)	(1,554)
Deferred tax assets, net	3,048	5,234

Movement of Valuation Allowance

Movement of valuation allowance

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	7,948	192	952
Provided	190	760	602
Reversals	(7,946)	—	—
Balance at end of the year	192	952	1,554